Investments and fair value measurements - Summary of Accrued Interest (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	$ 1,111	$ 729	$ 262
Debt Securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	1,090	686	231
Corporate debt securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	1,055	641	186
Certificate of deposits
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments		0	2
U.S. Treasury securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	35	45	44
Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	$ 21	$ 43	$ 31